New accounting standards and interpretations	12 Months Ended
Dec. 31, 2025
New Accounting Standards And Interpretations
New accounting standards and interpretations

4.	New accounting standards and interpretations

4.1.	Effective as from January 1, 2025

•	Lack of Exchangeability Amendments to IAS 21

The amendments establish that when one currency is not exchangeable for another on the measurement date, the spot exchange rate must be estimated. In addition, they provide guidance on how to assess interchangeability between currencies and how to determine the spot exchange rate when interchangeability is absent. When the spot exchange rate is estimated because a currency is not exchangeable for another currency, information must be disclosed to allow the understanding of how the currency not exchangeable for another currency affects, or is expected to affect, the statements of income, the statement of financial position and the statements of cash flows.

The Company assessed this standard and concluded that it did not have a material impact on the financial statements.

4.2.	Standards issued but not yet effective in 2025

•	Presentation and Disclosure in Financial Statements – IFRS 18

The International Accounting Standards Board (IASB) has issued new requirements for the presentation and disclosure of information in general purpose financial statements to ensure they provide relevant and faithful representations of an entity's assets, liabilities, equity, income, and expenses. The objective is to offer financial information that helps users assess the prospects for future net cash inflows and evaluate management’s stewardship of the entity’s economic resources.

These financial statements comply with IFRS Accounting Standards, adhering to both general and specific requirements for presenting information in the statement of financial performance, the statement of financial position, and the statement of changes in equity. The requirements include aggregation and disaggregation of information to ensure clarity, a comprehensive statement of profit or loss, and the presentation of totals and subtotals for key financial metrics. This standard, issued in April 2024, is effective for annual periods beginning on or after January 1, 2027 and the Company is assessing the impacts arising from this standard on the presentation and disclosures in the financial statements

•	IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments: Disclosures

The amendments to IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments: Disclosures aim to enhance the clarity of classification, measurement, and disclosure of financial instruments. The updates consist of:

✓	Classification of Financial Instruments: The new guidelines focus on the contractual characteristics of financial instruments, particularly those related to Environmental, Social, and Governance (ESG) factors, which influence their measurement, either at amortized cost or fair value.
✓	Provision for Expected Losses: IFRS 9 now adopts a model based on expected losses, replacing the previous model that depended on losses incurred. This shift reflects a more proactive approach to risk management.
✓	Electronic Settlement of Liabilities: The amendments clarify the recognition of financial assets and liabilities when settled through electronic payment systems. A new accounting policy will also allow for early recognition of financial liabilities under specific conditions.

✓	Disclosure Transparency: More detailed disclosures will be required, particularly for financial instruments with contingent features related to sustainability goals. This aims to increase transparency and allow investors to better understand company investments.

These amendments will be effective from January 1, 2026, and the Company is assessing the impacts arising from this standard on the presentation and disclosures in the financial statements.